Active/Passive Moderate Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Investment Companies (95.3%)	Shares/Par +	Value $ (000’s)
Commodities (0.1%)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	12,530	305

Total		305

Domestic Equity (41.3%)
Invesco S&P 500 Equal Weight ETF	53,450	10,258
iShares Core S&P 500 ETF	38,490	25,142
iShares MSCI USA Value Factor ETF	47,910	6,812
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	6,957,460	11,014
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	2,618,423	10,961
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	10,385,973	10,801
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	1,701,074	4,896
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	3,425,313	5,357
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	1,106,055	2,792
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	1,426,735	2,896
Schwab U.S. REIT ETF	213,800	4,595
State Street SPDR Dow Jones REIT ETF	45,430	4,587
State Street SPDR Portfolio S&P 400 Mid Cap ETF	238,620	14,131
State Street SPDR Portfolio S&P 600 Small Cap ETF	155,950	7,535

Total		121,777

Fixed Income (33.6%)
iShares Core U.S. Aggregate Bond ETF	219,031	21,743
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio £	14,674,890	14,909
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	47,952,079	53,323

Investment Companies (95.3%)	Shares/Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio £	2,834,799	2,988
State Street SPDR Portfolio Long Term Treasury ETF	226,110	5,947

Total		98,910

Foreign Equity (20.3%)
Dimensional International Value ETF	59,870	3,160
iShares Core MSCI EAFE ETF	110,210	9,977
iShares MSCI International Quality Factor ETF	133,830	6,187
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	9,399,245	12,210
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	8,469,348	18,133
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	4,756,281	10,188

Total		59,855

Total Investment Companies (Cost: $260,310)		280,847

Short-Term Investments (3.4%)
Governments (2.4%)
US Treasury Bill
0.000%, 5/28/26	2,500,000	2,486
0.000%, 6/30/26	2,200,000	2,180
US Treasury Note
0.750%, 4/30/26	2,500,000	2,494

Total		7,160

Investment Companies (1.0%)
JPMorgan Ultra-Short Income ETF	59,520	3,012

Total		3,012

Total Short-Term Investments (Cost: $10,182)		10,172

Total Investments (98.7%) (Cost: $270,492)@		291,019

Other Assets, Less Liabilities (1.3%)		3,747

Net Assets (100.0%)		294,766

Active/Passive Moderate Portfolio

Over the Counter Derivatives

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)

Bloomberg Commodity Index	Citibank NA	0.120%	Bloomberg	4/26	7,911	$—	$—
3 Month Forward			Commodity Index 3 Month Forward

						$—	$—

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	—	—	—	—	—	—	—

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $270,492 and the net unrealized appreciation of investments based on that cost was $20,527 which is comprised of $29,915 aggregate gross unrealized appreciation and $9,388 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Investment Companies	$280,847	$—	$—
Short-Term Investments
Governments	—	7,160	—
Investment Companies	3,012	—	—
Other Financial Instruments^
Total Return Swaps	—	—	—

Total Assets:	$283,859	$7,160	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Active/Passive Moderate Portfolio

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended March 31, 2026 are as follows:

Portfolio	Value at 12/31/2025	Purchases	Sales	Value at 3/31/2026	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	Shares at 3/31/2026

			(amount in thousands)

Domestic Equity	$11,201	$–	$307	$11,014	$138	$(18)	$–	$–	6,957
Emerging Markets	11,946	–	–	12,210	264	–	–	–	9,399
Focused Appreciation	11,192	1,106	–	10,961	(1,337)	–	–	–	2,618
International Equity	18,023	–	–	18,133	110	–	–	–	8,469
International Growth	10,454	–	–	10,188	(266)	–	–	–	4,756
Large Cap Blend	11,205	492	–	10,801	(896)	–	–	–	10,386
Mid Cap Growth Stock	5,195	–	–	4,896	(299)	–	–	–	1,701
Mid Cap Value	5,220	–	–	5,357	137	–	–	–	3,425
Multi-Sector Bond	15,042	–	–	14,909	(133)	–	–	–	14,675
Select Bond	53,989	–	710	53,323	125	(81)	–	–	47,952
Short-Term Bond	2,979	–	–	2,988	9	–	–	–	2,835
Small Cap Growth Stock	2,980	–	153	2,792	(50)	15	–	–	1,106
Small Cap Value	3,072	–	306	2,896	68	62	–	–	1,427

	$162,498	$1,598	$1,476	$160,468	$(2,130)	$(22)	$–	$–	115,708

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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